CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Total revenues	$ 93,178	$ 106,527	$ 95,794
Cost of revenue:
Total cost of revenues	84,787	86,083	76,757
Gross profit	8,391	20,444	19,037
Operating expenses:
Research and development, net	553	731	1,140
Selling and marketing	4,913	4,974	3,876
General and administrative	8,559	9,409	10,023
Other expenses (income)	(4)	53	(138)
Total operating expenses	14,021	15,167	14,901
Operating income (loss)	(5,630)	5,277	4,136
Financial expenses	(1,569)	(1,132)	(1,139)
Financial income	1,467	794	985
Income (loss) before taxes on income (tax benefit)	(5,732)	4,939	3,982
Taxes on income (tax benefit)	(1,464)	2,333	3,865
Income (loss) before equity investment	(4,268)	2,606	117
Share in results of equity investment of affiliated companies	(140)	(210)	(55)
Net income (loss)	$ (4,408)	$ 2,396	$ 62
Net income (loss) per share basic and diluted	$ (0.50)	$ 0.27	$ 0.01
Weighted average number of shares outstanding:
Basic	8,864,885	8,848,028	8,828,444
Diluted	8,864,885	8,909,072	8,830,764
Product [Member]
Revenue:
Total revenues	$ 23,151	$ 36,053	$ 30,431
Cost of revenue:
Total cost of revenues	23,807	28,096	23,788
Service [Member]
Revenue:
Total revenues	70,027	70,474	65,363
Cost of revenue:
Total cost of revenues	$ 60,980	$ 57,987	$ 52,969